Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LMF ACQUISITION OPPORTUNITIES, INC.
Related Party Transactions
NOTE 7. RELATED PARTY TRANSACTIONS
Related Party Loans
On November 6, 2020, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 to be used for a portion of the expenses of the IPO. This loan was non-interest
bearing, unsecured and due at the earlier of September 30, 2021 or the closing of the IPO. The loan was to be repaid upon the closing of the IPO out of the offering proceeds not held in the Trust Account. On January 27, 2020, the Company had drawn down approximately $151,000 under the promissory note with the Sponsor to pay for offering expenses. On January 28, 2021, the Company repaid the balance of approximately $151,000 to the Sponsor and cancelled the note.
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Company decided to forgo the option to convert the loan into warrants.
On February 1, 2022, the Company issued an unsecured promissory note to the Sponsor in the original principal amount of $500,000 to evidence a Working Capital Loan, which was subsequently amended and restated on July 28, 2022 (effective as of June 30, 2022), to enable the Company to borrow up to an aggregate principal amount of $1,750,000 to be used for a portion of the expenses of the IPO. The Working Capital Loan is non-interest
bearing, unsecured and due at the date the company consummates a merger, capital stock exchange, asset acquisition, stock purchase reorganization or similar business combination with one or more businesses. No amount shall be due under the promissory note if an initial business combination is not consummated on or before the 24 month anniversary of the date of the IPO. As of September 30, 2022, the Company had drawn down $1,750,000 under the promissory note with the Sponsor.
Related Party Extension Loans
Under the terms of the Company’s certificate of incorporation, the Company had until 18 months from the closing of the IPO to consummate a Business Combination. However, the certificate of incorporation further provides that if the Company anticipates that it may not be able to consummate a Business Combination within 18 months, the Company may, by resolution of the Company’s board of directors, extend the period of time to consummate a Business Combination by an additional three months (for a total of 21 months to complete a Business Combination) if such extension is requested by the Sponsor. Pursuant to the terms of the Company’s certificate of incorporation and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company on January 25, 2021, in order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account
$
1,035,000 ($0.10
per share in either case) on or prior to the date of the deadline, which was July 29, 2022. Such payment would be made in the form of a loan (an “Extension Loan”). Such loan will be non-interest
bearing and payable upon the consummation of the Company’s Business Combination. If the Company completes a Business Combination, the Company would repay such loaned amount out of the proceeds of the Trust Account released to the Company. If the Company does not complete a Business Combination, the Company will not repay such loan. Furthermore, the letter agreement with the Sponsor contains a provision pursuant to which the Sponsor agreed to waive its right to be repaid for such loan out of the funds held in the Trust Account in the event that the Company does not complete a Business Combination. The Sponsor and its affiliates or designees are obligated to fund the Trust Account in order to extend the time for the Company to complete a Business Combination, but the Sponsor is not obligated to extend such time.
The Company elected to extend the time to complete a Business Combination. On July 29, 2022, Sponsor funded an Extension Loan in the amount of $1,035,000 and caused such amount to be deposited into the Trust Account in order provide additional time to complete the Business
Combination.

Founder Shares
On November 6, 2020, the Company issued 2,156,250 shares of Class B common stock to the Sponsor for $25,000 in cash, or approximately $0.012 per share, in connection with formation. In January 2021, the Company effected a stock dividend of 431,250 shares of Class B common stock, resulting in the Sponsor holding an aggregate of 2,587,500 founder shares.
The Sponsor agreed not to transfer, assign or sell its founder shares until the earlier of: (i) one year after the date of the consummation of the Business Combination; or (ii) the date on which the Company consummates a liquidation, merger, stock exchange, or other similar transaction that results in all of its stockholders having the right to exchange their shares of Class A common stock for cash, securities, or other property. Notwithstanding the foregoing, if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) for any 20 trading days within any 30-trading day period commencing 150 days after the Business Combination, the founder shares will no longer be subject to such transfer restrictions.

NOTE 5. RELATED PARTY TRANSACTIONS
Related Party Loans
On November 6, 2020, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 to be used for a portion of the expenses of the IPO. This loan was non-interest
bearing, unsecured and due at the earlier of June 30, 2021 or the closing of the IPO. The loan was to be repaid upon the closing of the IPO out of the offering proceeds not held in the Trust Account. As of January 27, 2020, the Company had drawn down $151,413 under the promissory note with the Sponsor to pay for offering expenses. On January 28, 2021, the Company repaid $151,413 to the Sponsor.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be convertible into private placement-equivalent warrants at a price of $1.00 per warrant (which, for example, would result in the holders being issued 1,500,000 warrants if $1,500,000 of notes were so converted), at the option of the lender. Such warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. There were no loans as of December 31, 2021.
Related Party Extension Loans
The Company will have until 18 months from the closing of the IPO to consummate a Business Combination. However, if the Company anticipates that it may not be able to consummate a Business Combination within 18 months, the Company will, by resolution of the Company’s board of directors, extend the period of time to consummate a Business Combination by an additional three months (for a total of 21 months to complete a Business Combination) if such extension is requested by the Sponsor. Pursuant to the terms of the Company’s certificate of incorporation and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company on January 25, 2021, in order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $1,035,000 ($0.10 per share in either case) on or prior to the date of the deadline. Such payment would be made in the form of a loan. Such loan will be non-interest
bearing and payable upon the consummation of the Company’s Business Combination. If the Company completes a Business Combination, the Company would repay such loaned amount out of the proceeds of the Trust Account released to the Company. If the Company does not complete a Business Combination, the Company will not repay such loan. Furthermore, the letter agreement with the Sponsor contains a provision pursuant to which the Sponsor has agreed to waive its right to be repaid for such loan out of the funds held in the Trust Account in the event that the Company does not complete a Business Combination. The Sponsor and its affiliates or designees are obligated to fund the Trust Account in order to extend the time for the Company to complete a Business Combination, but the Sponsor is not obligated to extend such time.
Founder Shares
On November 6, 2020, the Company issued 2,156,250 shares of Class B common stock to the Sponsor for $25,000 in cash, or approximately $0.012 per share, in connection with formation. In January 2021, the Company effected a stock dividend of 431,250 shares of Class B common stock, resulting in the Sponsor holding an aggregate of 2,587,500 founder shares.
The Sponsor has agreed not to transfer, assign or sell its founder shares until the earlier of: (i) one year after the date of the consummation of the Business Combination; or (ii) the date on which the Company consummates a liquidation, merger, stock exchange, or other similar transaction that results in all of its stockholders having the right to exchange their shares of Class A common stock for cash, securities, or other property. Notwithstanding the foregoing, if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) for any 20 trading days within any
30-trading
day period commencing 150 days after the Business Combination, the founder shares will no longer be subject to such transfer restrictions.